Borrowings	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about borrowings [abstract]
Borrowings	Borrowings
This note provides a breakdown of borrowings in place as at June 30, 2023 and December 31, 2022.

(in €‘000)	Interest rate	Maturity	June 30, 2023	December 31, 2022
Renewed facility	Euribor* + 3.9%**	December 19, 2027	312,400	269,033
Total			312,400	269,033
*The Euribor rate (6M) is floored at 0%. This floor is closely related to the contract of the loan and is therefore not presented separately in the consolidated statement of financial position.
**The margin of 3.9% will increase by 0.2% per year, for the first time in December 2025.
Refinancing of the old facility with the renewed facility
On December 19, 2022, the Group has entered into a new facility agreement (“the renewed facility”) with a group of lenders led by Société Générale and Banco Santander, increasing the total existing available facility ("the old facility") by €230,000 thousand to €400,000 thousand, to further support its growth. The renewed facility consists of:
i.€170,000 thousand used to settle the old facility;
ii.up to €200,000 thousand to be used for financing and refinancing certain capital expenditures and permitted acquisitions (and for other permitted debt servicing uses); and
iii.up to €30,000 thousand to be used for issuance of guarantees and letters of credit (and when utilized by way of letters of credit, for general corporate purposes).
The renewed facility expires in December 2027 and bears interest at EURIBOR plus a margin. The principal terms and conditions of the renewed facility are as follows:
•drawdown stop when conditions precedent are not met;
•repayment in full at maturity date;
•commitment fee per year equals to 35% of the applicable margin and is payable for each undrawn facility in the period from the agreement signing date to the date being 42 months following the signing date. For the six months ended June 30, 2023, the commitment fee was 1.365% per year (equal to 35% of the margin of 3.9%).
In December 2022, the Group completed two drawdowns on the renewed facility for a total amount of €279,210 thousand, of which €170,000 thousand was used to repay the Group’s old facility by a way of netting with the drawdown on the renewed facility. In June 2023, the Group completed an additional drawdown on the renewed facility of €43,400 thousand bringing the total drawdowns of the facility to €322,610 thousand.
In parallel to the renewed facility, the Group entered into interest rate caps to hedge the interest rate risk on between 65% and 75% (2022: between 65% and 85%) of the outstanding loan amounts under the renewed facility. Details about the Group’s interest rate caps are included in Note 16.
The refinancing of the old facility was accounted for as extinguishment of the former financial liability and recognition of the new debt instrument. Details about the accounting treatment are included in Note 25 of the consolidated financial statements for the year ended December 31, 2022.
Assets pledged as security
The renewed facility is secured by pledges on the bank accounts (presented as part of cash and cash equivalents and non-current other financial assets), trade and other receivables and pledges on the shares in the capital of Allego Holding B.V., Allego B.V., Allego GmbH and Allego France held by the Company.
During the six months ended June 30, 2023, the Group has pledged additional assets in relation to the renewed facility as detailed in the table below.
The carrying amount of assets pledged as security for the renewed facility is as follows:

(in €‘000)	June 30, 2023	December 31, 2022
Current assets
Floating charge
Cash and cash equivalents	59,187	56,317
Trade receivables	12,310	—
Total current assets pledged as security	71,497	56,317

Non-current assets
Floating charge
Non-current other financial assets	10,500	10,500
Total non-current assets pledged as security	10,500	10,500

Total assets pledged as security	81,997	66,817
Transaction costs
During the period ended June 30, 2023, the Group incurred €1,319 thousand (June 30, 2022: €nil) of transaction costs that are directly attributable to the renewed facility. These costs are included in the measurement of the respective drawdowns and are amortized over the term of these drawdowns using the effective interest method. Interest expense on the Group’s renewed facility is recognized as part of finance income/(costs) in the interim condensed consolidated statement of profit or loss.
The Group expects that it will draw on the funds available under the renewed facility. Therefore, commitment fees paid on the unused portion of the renewed facility are deferred and treated as an adjustment to the loan’s effective interest rate and recognized as interest expense over the term of the facility.
Loan covenants
Under the terms of the renewed facility, the Group is required to comply with the following financial covenants related to interest and earnings before interest, taxes, depreciation and amortization (“EBITDA”) at the consolidated level of the Group:
1.Leverage ratio: calculated on a consolidated level as (total net debt / Group EBITDA).
2.Interest cover ratio: calculated on a consolidated basis as (Group EBITDA / interest paid).
The covenants shall be determined based on the IFRS financial statements of the Group, as required by the terms and conditions of the renewed facility. The compliance with these covenants shall be tested every six months, with the testing period being twelve months ending December 31 and June 30, with the first testing date being June 30, 2023.
The target covenant ratios are determined based on a twelve-month running basis and are as follows:

Testing period ending on	Leverage ratio	Interest cover ratio
June 30, 2023	Unconditional	-0.8x
December 31, 2023	Unconditional	-0.9x
June 30, 2024	34x	0.4x
December 31, 2024	5.4x	2.3x
June 30, 2025	3.2x	3.8x
December 31, 2025	2.2x	5.5x
June 30, 2026	2.2x	5.5x
December 31, 2026	2.2x	5.5x
June 30, 2027	2.2x	5.5x
The Group may within ten business days from the occurrence of a breach or the anticipated breach of the loan covenants remedy such default by providing evidence of receipt of new funding, sufficient to cure such breach (“equity cure right”). Such remediation is available for not more than two consecutive testing dates and four times over the duration of the renewed facility. In case if the covenants breach is not cured, such a breach is considered a default and could lead to the cancellation of the total undrawn commitments and the loan to become immediately due and payable.
Additionally, the following ratios are set as drawstop event conditions for the part of the renewed facility aimed at financing and refinancing certain capital expenditures and permitted acquisitions, which if breached prior to the anticipated utilization of the capex portion of the renewed facility – will result in the drawdown stop:
•Group EBITDA margin ratio: calculated on a consolidated level as (Group EBITDA / Real Period Revenue).
•Group EBITDA amount: calculated on a consolidated level
•Fast/ultra-fast charging equipment utilization rate: calculated on a consolidated level as (average number of sessions over the relevant Group charger base during the testing period, divided by 50).
The target drawdown stop conditions are determined based on a twelve-month running basis and are as follows:

Testing period ending on	EBITDA margin (drawstop)	EBITDA (drawstop)		Fast/ultrafast charging equipment utilization rate (drawstop)
June 30, 2023	-4.3%	€(8.5)	million	10.4%
December 31, 2023	-5.8%	€(11.6)	million	11.5%
June 30, 2024	8.1%	€19.8	million	12.7%
December 31, 2024	19.4%	€68.2	million	12.9%
June 30, 2025	24.1%	€111.2	million	14.2%
December 31, 2025	27.3%	€157.5	million	15.5%
June 30, 2026	28.9%	€200.0	million	16.6%
December 31, 2026	Unconditional	Unconditional		Unconditional
June 30, 2027	Unconditional	Unconditional		Unconditional

Breaching the requirements would cause a drawdown stop. Continuing breaches in the drawstop conditions would permit the bank to cancel the total undrawn commitments. The Group may within twenty business days from the occurrence of a drawstop event provide a remedial plan setting out the actions, steps and/or measures (which may include a proposal for adjustments of the financial covenants' or utilization rate's levels) which are proposed to be implemented in order to remedy such drawstop event.
In the preparation of its consolidated financial statements, the Group assessed whether information about the existence of the covenant and its terms is material information, considering both the consequences and the likelihood of a breach occurring. The consequences of a covenant breach have been described in this note. A covenant breach would affect the Group’s financial position and cash flows in a way that could reasonably be expected to influence the decisions of the primary users of these consolidated financial statements. Refer to Note 2.2 for additional information.
The Group has complied with these covenants in the reporting period ended June 30, 2023.